Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Time charters with favorable terms
Time charters with favorable terms	December 31, 2019	December 31, 2018
Acquisition cost	$71,535	$71,535
Accumulated amortization	(65,247)	(46,185)
Time charters with favorable terms net book value	$6,288	$25,350

Amortization expense
Description	Within one year	Year Two	Total
Time charters with favorable terms	$6,288	$—	$6,288
Total amortization	$6,288	$—	$6,288